Schedule of inventories (Details) - CAD ($)	Jun. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Raw materials	$ 1,239,554	$ 1,228,181
Finished goods	1,118,519	1,373,104
Work in progress	4,035,160	3,788,454
	$ 6,393,232	$ 6,389,739